NET LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum amount of receivable to disclose	$ 60	$ 60
Loans within Trade Area [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 2,300	$ 5,400